Equity (Details) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended
	Dec. 18, 2020	Jun. 30, 2026	Dec. 31, 2025
Equity [Line items]
After tax net income percentage		10.00%
Percentage of registered capital		50.00%
Statutory reserve		$ 7,300	$ 7,300
Restricted statutory reserve		$ 89,500	$ 89,500
Profit after tax percentage		10.00%
Ordinary Shares [Member] | Cayman Islands [Member]
Equity [Line items]
Share capital adjusted value		$ 50,000
Common stock, shares authorized (in Shares)		50,000
Common stock, par or stated value per share (in Dollars per share)	$ 1
Class A Ordinary Shares [Member]
Equity [Line items]
Common stock, shares authorized (in Shares)		26,666,667	26,666,667
Common stock, par or stated value per share (in Dollars per share)		$ 0.0015	$ 0.0015
Common stock, shares issued (in Shares)		2,707,836	2,707,836
Common stock, shares outstanding (in Shares)		2,707,836	2,707,836
Class A Ordinary Shares [Member] | Cayman Islands [Member]
Equity [Line items]
Share capital adjusted value	$ 50,000
Common stock, shares authorized (in Shares)	400,000,000
Class A Ordinary Shares [Member] | Ordinary Shares [Member]
Equity [Line items]
Share capital adjusted value		$ 50,000
Common stock, shares authorized (in Shares)		400,000,000
Common stock, par or stated value per share (in Dollars per share)	$ 0.0001	$ 0.0001
Class A Ordinary Shares [Member] | Ordinary Shares [Member] | Maximum [Member]
Equity [Line items]
Common stock, shares authorized (in Shares)		26,666,667
Common stock, par or stated value per share (in Dollars per share)		$ 0.0015
Class A Ordinary Shares [Member] | Ordinary Shares [Member] | Cayman Islands [Member]
Equity [Line items]
Share capital adjusted value	$ 50,000
Common stock, shares authorized (in Shares)	50,000
Common stock, par or stated value per share (in Dollars per share)	$ 1
Class B Ordinary Shares [Member]
Equity [Line items]
Common stock, shares authorized (in Shares)		6,666,667	6,666,667
Common stock, par or stated value per share (in Dollars per share)		$ 0.0015	$ 0.0015
Common stock, shares issued (in Shares)		2,792,000	2,792,000
Common stock, shares outstanding (in Shares)		2,792,000	2,792,000
Class B Ordinary Shares [Member] | Cayman Islands [Member]
Equity [Line items]
Common stock, shares authorized (in Shares)	100,000,000
Common stock, par or stated value per share (in Dollars per share)	$ 0.0001
Class B Ordinary Shares [Member] | Ordinary Shares [Member]
Equity [Line items]
Common stock, par or stated value per share (in Dollars per share)		$ 0.0015
Common stock, shares issued (in Shares)		6,666,667
Class B Ordinary Shares [Member] | Ordinary Shares [Member] | Minimum [Member]
Equity [Line items]
Common stock, shares authorized (in Shares)		100,000,000
Common stock, par or stated value per share (in Dollars per share)		$ 0.0001